DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Business Combination, Description [Abstract]
DESCRIPTION OF BUSINESS
1. DESCRIPTION OF BUSINESS

Arno Therapeutics, Inc. (“Arno” or the “Company”) develops innovative drug candidates intended to treat patients with cancer. The following is a summary of the Company’s product development pipeline:

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Onapristone – Onapristone is an anti-progestin hormone blocker that has been shown to have anti-tumor activity in patients with breast cancer. In prior clinical studies, onapristone has demonstrated a 56% objective response rate as a first line “hormone” treatment of breast cancer. In connection with the development of onapristone, the Company has engaged Leica Biosystems and Clarient Diagnostic Services, Inc. to perform a feasibility study leading to the development of a immunohistochemistry based diagnostic test to selectively identify patients who express the activated form of the progesterone receptor and therefore may be more likely to benefit from treatment with onapristone and to perform the interpretation/analysis of tumor samples with the developed diagnostic test.. The Company completed initial pre-clinical toxicology studies enabling the submission of an Investigational Medicinal Product Dossier (“IMPD”), the foreign equivalent of an investigational new drug application (“IND”) in the second quarter of 2013 to support a pharmacokinetic/food effect study.  The IMPD was accepted on July 31, 2013.  The study subject accrual and analysis of the pharmacokinetic/food effect study has been completed. The company submitted an IMPD to support the conduct of a phase I study in patients with progesterone receptor expressing cancers during the third quarter of 2013. The Company has completed manufacturing activities of onapristone Phase I study supplies and plans on initiating a Phase I study in patients with progesterone receptor positive carcinomas during the fourth quarter of 2013.  The Company is also investigating onapristone as a potential treatment for patients with prostate cancer and has begun pre-clinical toxicology studies to enable the submission of an IMPD or IND during the fourth quarter of 2013 with the intent of conducting a Phase I clinical study in adult male subjects with castrate resistant prostate cancer during the first quarter of 2014.

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AR-42 – AR-42 is an orally available, broad spectrum inhibitor of both histone and non-histone deacetylation proteins, or Pan-DAC, which play an important role in the regulation of gene expression, cell growth and survival.  AR-42 is currently being studied in an investigator-initiated Phase I/II clinical study in adult subjects with relapsed or refractory multiple myeloma, chronic lymphocytic leukemia, or CLL, or lymphoma. The protocol has been amended to include a solid tumor dose escalation cohort which is currently closed to accrual and is being amended to include additional patients with solid tumors at the recommended phase 2 dose. The Company is also supporting an investigator initiated Phase I study of AR-42 in combination with decitabine in patients with hematological malignancies that has been initiated during the third quarter of 2013.

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AR-12 – AR-12 is an orally available, targeted anti-cancer agent that has been shown in pre-clinical studies to inhibit phosphoinositide dependent protein kinase-1, or PDK-1, a protein in the PI3K/Akt pathway that is involved in the growth and proliferation of cells, including cancer cells. AR-12 has also been reported to cause cell death through the induction of endoplasmic reticulum stress and work is ongoing to further understand the mechanism of action.  The Company has completed a multi-centered Phase I clinical study of AR-12 in adult subjects with advanced or recurrent solid tumors or lymphoma. During the first quarter of 2013, the last study subject completed the planned dose-escalation phase of the study.

The Company was incorporated in Delaware in March 2000, at which time its name was Laurier International, Inc. (“Laurier”). Pursuant to an Agreement and Plan of Merger dated March 6, 2008 (as amended, the “Merger Agreement”), by and among the Company, Arno Therapeutics, Inc., a Delaware corporation formed on August 1, 2005 (“Old Arno”), and Laurier Acquisition, Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“Laurier Acquisition”), on June 3, 2008, Laurier Acquisition merged with and into Old Arno, with Old Arno remaining as the surviving corporation and a wholly-owned subsidiary of Laurier. Immediately following this merger, Old Arno merged with and into Laurier and Laurier’s name was changed to Arno Therapeutics, Inc. These two merger transactions are hereinafter collectively referred to as the “Merger.” Immediately following the Merger, the former stockholders of Old Arno collectively held 95% of the outstanding common stock of Laurier, assuming the issuance of all shares issuable upon the exercise of outstanding options and warrants, and all of the officers and directors of Old Arno in office immediately prior to the Merger were appointed as the officers and directors of Laurier immediately following the Merger. Further, Laurier was a non-operating shell company prior to the Merger. The merger of a private operating company into a non-operating public shell corporation with nominal net assets is considered to be a capital transaction in substance, rather than a business combination, for accounting purposes. Accordingly, the Company treated this transaction as a capital transaction without recording goodwill or adjusting any of its other assets or liabilities. All costs incurred in connection with the Merger have been expensed. Upon completion of the Merger, the Company adopted Old Arno’s business plan.

1. DESCRIPTION OF BUSINESS

Arno Therapeutics, Inc. (“Arno” or the “Company”) develops innovative drug candidates for the treatment of patients with cancer. The following is a summary of the Company’s product development pipeline:

•
Onapristone – Onapristone is an anti-progestin hormone blocker that has been shown to have considerable anti-tumor activity in patients with breast cancer. In prior clinical studies, onapristone has demonstrated a 56% objective response rate as a first line “hormone” treatment of breast cancer. In connection with the development of onapristone, the Company intends to develop a companion diagnostic product to selectively identify patients who express the activated form of the progesterone receptor and therefore may be more likely to benefit from treatment with onapristone. The Company is currently conducting pre-clinical toxicology studies and manufacturing activities and plans to file an investigational new drug application (“IND”) or foreign equivalent in 2013.

•
AR-42 – AR-42 is an orally available, broad spectrum inhibitor of both histone and non-histone deacetylation proteins, or Pan-DAC, which play an important role in the regulation of gene expression, cell growth and survival.  AR-42 is currently being studied in an investigator-initiated Phase I/II clinical study in adult subjects with relapsed or refractory multiple myeloma, chronic lymphocytic leukemia (CLL), or lymphoma. The protocol has been amended to include a solid tumor dose escalation cohort which is currently open for patient enrollment.

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AR-12 – AR-12 is a potentially first-in-class, orally available, targeted anti-cancer agent that has been shown in pre-clinical studies to inhibit phosphoinositide dependent protein kinase-1, or PDK-1, a protein in the PI3K/Akt pathway that is involved in the growth and proliferation of cells, including cancer cells. AR-12 has also been reported to cause cell death through the induction of endoplasmic reticulum stress and work is ongoing to further understand the mechanism of action.  The Company is currently conducting a multi-centered Phase I clinical study of AR-12 in adult subjects with advanced or recurrent solid tumors or lymphoma.

The Company was incorporated in Delaware in March 2000 under the name Laurier International, Inc. (“Laurier”). Pursuant to an Agreement and Plan of Merger dated March 6, 2008 (as amended, the “Merger Agreement”), by and among the Company, Arno Therapeutics, Inc., a Delaware corporation formed on August 1, 2005 (“Old Arno”), and Laurier Acquisition, Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“Laurier Acquisition”), on June 3, 2008, Laurier Acquisition merged with and into Old Arno, with Old Arno remaining as the surviving corporation and a wholly-owned subsidiary of Laurier. Immediately following this merger, Old Arno merged with and into Laurier and Laurier’s name was changed to Arno Therapeutics, Inc. These two merger transactions are hereinafter collectively referred to as the “Merger.” Immediately following the Merger, the former stockholders of Old Arno collectively held 95% of the outstanding common stock of Laurier, assuming the issuance of all shares issuable upon the exercise of outstanding options and warrants, and all of the officers and directors of Old Arno in office immediately prior to the Merger were appointed as the officers and directors of Laurier immediately following the Merger. Further, Laurier was a non-operating shell company prior to the Merger. The merger of a private operating company into a non-operating public shell corporation with nominal net assets is considered to be a capital transaction in substance, rather than a business combination, for accounting purposes. Accordingly, the Company treated this transaction as a capital transaction without recording goodwill or adjusting any of its other assets or liabilities. All costs incurred in connection with the Merger have been expensed. Upon completion of the Merger, the Company adopted Old Arno’s business plan.